Condensed Consolidating Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net cash provided by (used for) operating activities	$ (17,928)	$ 30,337	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities
Capital expenditures	(8,305)	(7,222)	(20,408)	(22,440)	(11,927)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	169	6	32	97	39
Net cash provided by (used in) investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Principal payments under capital lease obligation				(916)	(52)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Effect of foreign currency exchange rate changes	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Parent [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities		73,624	73,624		42,500
Cash flows from investing activities
Capital expenditures
Capital distributions from subsidiary		86,376	86,376
Payable to subsidiaries	(4,875)	2,161	2,424	2,451
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities	(4,875)	88,537	88,800	2,451
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash provided by (used in) financing activities	4,875	(162,161)	(162,424)	(2,451)	(42,500)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash
Cash at beginning of period
Cash at end of period
Issuer [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	(15,558)	25,672	58,118	37,381	60,079
Cash flows from investing activities
Capital expenditures		(549)	(549)	(946)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities		(549)	(549)	(946)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	41,478	(58,128)	(94,334)	(4,975)	(49,558)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash	25,920	(33,005)	(36,765)	31,460	10,521
Cash at beginning of period	8,537	45,302	45,302	13,842	3,321
Cash at end of period	34,457	12,297	8,537	45,302	13,842
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	8,103	6,649	19,781	22,250	9,237
Cash flows from investing activities
Capital expenditures	(8,268)	(6,655)	(19,813)	(21,429)	(11,664)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	165	6	32	95	39
Net cash provided by (used in) investing activities	(8,103)	(6,649)	(19,781)	(21,334)	(11,625)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Principal payments under capital lease obligation				(916)	(52)
Amounts due from stockholder
Net cash provided by (used in) financing activities				(916)	(52)
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash					(2,440)
Cash at beginning of period					2,440
Cash at end of period
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	935	(999)	1,299	2,687	590
Cash flows from investing activities
Capital expenditures	(37)	(18)	(46)	(65)	(263)
Payable to subsidiaries
Proceeds from sale of property, plant and equipment	4			2
Net cash provided by (used in) investing activities	(33)	(18)	(46)	(63)	(263)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder	(2,000)
Amounts due from stockholder
Net cash provided by (used in) financing activities	(2,000)
Effect of foreign currency exchange rate changes	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	(1,239)	(1,224)	798	2,475	102
Cash at beginning of period	5,446	4,648	4,648	2,173	2,071
Cash at end of period	4,207	3,424	5,446	4,648	2,173
Eliminations [Member]
Cash flows from operating activities
Net cash provided by (used for) operating activities	(11,408)	(74,609)	(70,908)	2,530	(42,992)
Cash flows from investing activities
Capital expenditures
Capital distributions from subsidiary		(86,376)	(86,376)
Payable to subsidiaries	4,875	(2,161)	(2,424)	(2,451)
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities	4,875	(88,537)	(88,800)	(2,451)
Cash flows from financing activities
Borrowings on ABL Facility
Payments on ABL Facility
Distribution to shareholder	2,000	160,000	160,000		42,500
Amounts due from stockholder
Net cash provided by (used in) financing activities	2,000	160,000	160,000		42,500
Effect of foreign currency exchange rate changes
Net (decrease) increase in cash	(4,533)	(3,146)	292	79	(492)
Cash at beginning of period	(121)	(413)	(413)	(492)
Cash at end of period	$ (4,654)	$ (3,559)	$ (121)	$ (413)	$ (492)